[DECHERT LLP LETTERHEAD]
February 26, 2010
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention: Larry Greene, Esq.

Re:	Preliminary Proxy Materials for
Morgan Stanley California Insured Municipal Income Trust
Morgan Stanley California Quality Municipal Securities
Morgan Stanley Insured California Municipal Securities
Morgan Stanley Insured Municipal Bond Trust
Morgan Stanley Insured Municipal Income Trust
Morgan Stanley Insured Municipal Securities
Morgan Stanley Insured Municipal Trust
Morgan Stanley Municipal Income Opportunities Trust
Morgan Stanley Municipal Income Opportunities Trust II
Morgan Stanley Municipal Income Opportunities Trust III
Morgan Stanley Municipal Premium Income Trust
Morgan Stanley New York Quality Municipal Securities
Morgan Stanley Prime Income Trust
Morgan Stanley Quality Municipal Income Trust
Morgan Stanley Quality Municipal Investment Trust
Morgan Stanley Quality Municipal Securities
(collectively, the “Funds”)
Dear Mr. Greene:
Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(b) of the General Rules and Regulations promulgated thereunder, the Funds hereby file via EDGAR a copy of the definitive proxy materials for the Funds’ Special Meetings of Shareholders. No filing fee is required in connection with this filing.
If you have any questions regarding the foregoing, please contact the undersigned at (212) 698-3529 or Allison Harlow Fumai at (212) 698-3526.
Very truly yours,
/s/ Stuart M. Strauss
Enclosures